UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/08

Date of reporting period:	03/31/08

Item 1.             Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)  March 31, 2008

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES 31.4%
	FEDERAL AGENCY OBLIGATIONS 14.0%
$500,000	Federal Farm Credit Bank	6.05%	04/18/16	$500,780
500,000	Federal Farm Credit Bank	6.25%	08/01/16	505,979
500,000	Federal Home Loan Bank	6.00%	06/29/17	513,227
250,000	Federal Home Loan Bank	5.65%	08/13/18	250,093
500,000	Federal Home Loan Bank	5.75%	03/23/22	503,257
500,000	Federal Home Loan Mortgage Corp.	6.00%	06/05/15	502,833
500,000	Federal Home Loan Mortgage Corp.	6.00%	10/13/20	500,558
250,000	Federal Home Loan Mortgage Corp.	5.75%	11/15/21	250,085
475,000	Federal Home Loan Mortgage Corp.	6.00%	02/28/22	475,170
500,000	Federal Home Loan Mortgage Corp.	6.00%	03/14/22	500,179
250,000	Federal Home Loan Mortgage Corp.	6.00%	12/30/22	250,087
500,000	Federal Home Loan Mortgage Corp.	6.00%	03/03/28	505,038
500,000	Federal National Mortgage Association	5.40%	02/23/17	500,369
500,000	Federal National Mortgage Association	5.60%	03/28/17	507,580
250,000	Federal National Mortgage Association	5.50%	04/08/19	250,195
250,000	Federal National Mortgage Association	5.52%	04/12/19	250,195
250,000	Federal National Mortgage Association	6.00%	05/03/19	250,794
500,000	Federal National Mortgage Association (e)	5.00%	07/26/19	500,321
250,000	Federal National Mortgage Association	5.63%	08/05/19	250,760
500,000	Federal National Mortgage Association	5.50%	02/28/20	505,852
500,000	Federal National Mortgage Association	5.65%	03/09/20	502,968
500,000	Federal National Mortgage Association	5.75%	03/09/20	503,059
500,000	Federal National Mortgage Association	5.75%	03/16/20	500,409
250,000	Federal National Mortgage Association	5.75%	06/08/20	250,197
500,000	Federal National Mortgage Association	5.81%	06/30/20	503,922
1,000,000	Federal National Mortgage Association	5.75%	07/07/20	1,000,799
500,000	Federal National Mortgage Association	6.00%	08/10/20	500,430
500,000	Federal National Mortgage Association	6.00%	08/18/20	500,430
500,000	Federal National Mortgage Association	6.00%	08/25/20	500,429
500,000	Federal National Mortgage Association	6.00%	10/13/20	500,420
1,000,000	Federal National Mortgage Association	6.25%	04/25/22	1,000,851
400,000	Federal National Mortgage Association	6.00%	08/16/22	400,318
500,000	Federal National Mortgage Association	6.00%	02/22/23	502,229
500,000	Federal National Mortgage Association	6.13%	03/06/23	502,942
500,000	Federal National Mortgage Association	6.00%	03/13/23	503,132
500,000	Federal National Mortgage Association	6.00%	03/21/25	503,782

SCHEDULE OF INVESTMENTS (unaudited) (continued)  March 31, 2008

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)
	FEDERAL AGENCY OBLIGATIONS (continued)
$500,000	Federal National Mortgage Association	6.00%	04/04/25	$500,430
500,000	Federal National Mortgage Association	6.00%	06/02/25	502,894
500,000	Federal National Mortgage Association	6.00%	07/11/25	500,483
500,000	Federal National Mortgage Association	6.00%	10/06/25	500,439
				18,953,915
	CORPORATE BONDS 16.8%
	FINANCIAL 11.6%
248,000	Ford Motor Credit Co.	7.375%	10/28/09	225,961
250,000	General Motors Acceptance Corp.	7.75%	01/19/10	216,241
250,000	Bear Stearns Co. Inc.	5.85%	07/19/10	237,691
250,000	General Motors Acceptance Corp.	7.25%	03/02/11	196,841
250,000	Ford Motor Credit Co.	5.30%	04/20/11	196,488
250,000	Household Finance Corp.	6.375%	10/15/11	256,976
200,000	Ford Motor Credit Co.	7.00%	11/26/11	151,241
250,000	General Motors Acceptance Corp.	7.00%	02/01/12	190,120
250,000	Goldman Sachs Group (a)	8.00%	03/01/13	281,731
500,000	CIT Group Inc.	5.40%	03/07/13	400,471
250,000	Allstate Corp.	7.50%	06/15/13	283,371
500,000	Harleysville Group	5.75%	07/15/13	512,005
500,000	General Motors Acceptance Corp.	6.75%	12/01/14	353,851
500,000	American General Finance Corp.	6.00%	12/15/14	490,371
250,000	Security Benefit Life Insurance Co. (a)	8.75%	05/15/16	269,811
500,000	Merrill Lynch & Co., Inc.	6.05%	05/16/16	474,462
500,000	Western Union Co.	5.93%	10/01/16	496,384
500,000	National City Bank	5.25%	12/15/16	369,284
500,000	Citigroup Inc.	5.50%	02/15/17	468,356
250,000	Merrill Lynch & Co., Inc.	5.70%	05/02/17	237,485
250,000	CIT Group Inc.	5.80%	05/15/17	155,804
500,000	Lehman Brothers Holdings Inc.	6.50%	07/19/17	474,823
500,000	American Express Bank	6.00%	09/13/17	487,438
250,000	General Motors Acceptance Corp.	7.25%	09/15/17	145,483
500,000	Bear Stearns Co. Inc.	6.40%	10/02/17	493,701
500,000	Prudential Financial Inc.	6.00%	12/01/17	503,955
500,000	American General Finance Corp.	6.90%	12/15/17	488,637

SCHEDULE OF INVESTMENTS (unaudited) (continued)  March 31, 2008

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	Morgan Stanley	5.95%	12/28/17	$483,229
500,000	Goldman Sachs Group	5.95%	01/18/18	495,125
500,000	Wachovia Corp.	5.75%	02/01/18	489,742
500,000	United Health Group, Inc.	6.00%	02/15/18	489,759
250,000	Lincoln National Corp.	7.00%	03/15/18	270,579
500,000	Suntrust Bank	7.25%	03/15/18	511,339
500,000	Morgan Stanley	6.625%	04/01/18	500,176
500,000	General Electric Capital Corp.	6.35%	05/12/18	510,771
500,000	Provident Cos.	7.00%	07/15/18	484,651
250,000	Berkley (WR) Corp.	6.15%	08/15/19	247,567
500,000	Prudential Financial Inc.	6.00%	02/15/23	494,442
250,000	Household Finance Corp.	5.25%	06/15/23	229,532
250,000	Liberty Mutual Insurance Co. (a)	8.50%	05/15/25	274,613
250,000	Provident Cos.	7.25%	03/15/28	214,201
500,000	Farmers Exchange Capital (a)	7.05%	07/15/28	459,096
				15,213,804
	INDUSTRIAL 4.0%
350,000	Corning Inc.	6.30%	03/01/09	358,509
500,000	SUPERVALU Inc.	7.875%	08/01/09	514,134
250,000	DaimlerChrysler NA Holding Corp.	7.75%	01/18/11	268,838
250,000	Hertz Corp.	7.40%	03/01/11	236,562
250,000	General Foods Corp.	7.00%	06/15/11	250,229
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	255,937
200,000	Ford Motor Co.	9.50%	09/15/11	178,000
250,000	Bombardier Inc. (a) (d)	6.75%	05/01/12	247,500
250,000	General Motors Corp.	7.125%	07/15/13	192,500
250,000	Willamette Industries	7.125%	07/22/13	270,511
250,000	Maytag Corp.	5.00%	05/15/15	247,665
500,000	Fisher Scientific International, Inc.	6.13%	07/01/15	497,967
250,000	Servicemaster Co. (f)	7.10%	03/01/18	148,250
350,000	PPG Industries	7.40%	08/15/19	386,235
500,000	Wyeth	6.45%	02/01/24	533,342
865,000	Union Carbide Corp.	7.50%	06/01/25	855,590
500,000	Toro Co.	7.80%	06/15/27	560,014
				6,001,783

SCHEDULE OF INVESTMENTS (unaudited) (continued)  March 31, 2008

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	UTILITIES 1.2%
$250,000	Xcel Energy Inc.	7.00%	12/01/10	$269,222
250,000	TECO Energy, Inc.	7.00%	05/01/12	269,486
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	269,516
250,000	Vectren Utility Holdings, Inc.	5.75%	08/01/18	252,303
250,000	South Jersey Gas Co.	7.125%	10/22/18	281,588
250,000	United Utilities PLC (d)	5.375%	02/01/19	233,511
				1,575,626
	TOTAL CORPORATE BONDS			22,791,213
	ASSET-BACKED SECURITIES 0.5%
	EQUIPMENT LEASES 0.5%
250,000	Continental Airlines (f)	6.32%	05/01/10	249,250
250,000	American Airlines Inc.	7.858%	10/01/11	250,000
193,983	General American Transportation	7.50%	02/28/15	207,437
				706,687
	CONVERTIBLE CORPORATE BONDS 0.1%
	UTILITIES 0.1%
201,150	Noram Energy	6.00%	03/15/12	198,133
	TOTAL FIXED INCOME SECURITIES			$42,649,948
	(cost $42,850,627)

SCHEDULE OF INVESTMENTS (unaudited) (continued)  March 31, 2008

Shares	Security Description	Market Value
	COMMON STOCKS 64.3%
	BASIC INDUSTRIES 5.1%
66,000	Bemis Co., Inc.	$1,678,380
138,000	H. B. Fuller Co.	2,816,580
125,000	The Valspar Corp.	2,480,000
		6,974,960
	CAPITAL GOODS 6.2%
76,000	Graco Inc.	2,755,760
20,000	Ingersoll-Rand Co. Ltd. (d)	891,600
53,000	MTS Systems Corp.	1,709,780
95,000	Pentair, Inc.	3,030,500
		8,387,640
	CONSUMER CYCLICAL 2.6%
61,000	Briggs & Stratton Corp.	1,091,900
15,000	Genuine Parts Co.	603,300
55,000	Home Depot, Inc.	1,538,350
30,000	Sturm, Ruger & Co., Inc. (b)	247,200
		3,480,750
	CONSUMER STAPLE 5.6%
37,000	General Mills, Inc.	2,215,560
13,000	The Hershey Co.	489,710
60,000	Hormel Foods Corp.	2,499,600
25,000	Kimberly-Clark Corp.	1,613,750
24,000	SUPERVALU Inc.	719,520
		7,538,140
	DIVERSIFIED 5.2%
62,000	General Electric Co.	2,294,620
60,000	3M Co.	4,749,000
		7,043,620
	ENERGY 9.0%
25,000	BP p.l.c. ADR (c) (d)	1,516,250
40,000	ConocoPhillips	3,048,400
26,000	Exxon Mobil Corp.	2,199,080
25,000	Murphy Oil Corp.	2,053,500
40,000	Schlumberger, Ltd. (d)	3,480,000
		12,297,230

SCHEDULE OF INVESTMENTS (unaudited) (continued)  March 31, 2008

Shares	Security Description	Market Value
COMMON STOCKS (continued)
FINANCIAL 11.6%
20,000	American Express Co.	$874,400
35,000	Associated Banc-Corp.	932,050
20,000	Bank of America Corp.	758,200
45,000	JPMorgan Chase & Co.	1,932,750
20,000	Lincoln National Corp.	1,040,000
37,000	Merrill Lynch & Co., Inc.	1,507,380
21,000	Principal Financial Group	1,170,120
50,000	TCF Financial Corp.	896,000
31,000	The Travelers Cos., Inc.	1,483,350
55,000	U.S. Bancorp	1,779,800
115,000	Wells Fargo & Co.	3,346,500
		15,720,550
HEALTH CARE 8.5%
50,000	Baxter International Inc.	2,891,000
50,000	Bristol-Myers Squibb Co.	1,065,000
45,000	Eli Lilly & Co.	2,321,550
26,000	Johnson & Johnson	1,686,620
90,000	Pfizer Inc.	1,883,700
40,000	Wyeth	1,670,400
		11,518,270
TECHNOLOGY 8.2%
70,000	Corning Inc.	1,682,800
91,000	Emerson Electric Co.	4,682,860
54,000	Honeywell International Inc.	3,046,680
15,000	International Business Machines Corp.	1,727,100
		11,139,440
TRANSPORTATION 1.8%
33,000	United Parcel Service, Inc. – Cl B	2,409,660
UTILITIES 0.5%
40,000	Xcel Energy Inc.	798,000
	TOTAL COMMON STOCKS (cost $55,625,194)	$87,308,260

SCHEDULE OF INVESTMENTS (unaudited) (continued)  March 31, 2008

Shares	Security Description	Market Value
	SHORT-TERM INVESTMENTS 4.3%
5,806,316	First American Prime Obligations Fund, Class Z	$5,806,316
	(cost $5,806,316)
	TOTAL INVESTMENTS 100.0%	$135,764,524
	(cost $104,282,137)
	OTHER ASSETS AND LIABILITIES (NET) 0.0%	(7,631)
	TOTAL NET ASSETS 100.0%	$135,756,893

(a)  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund's Board of Directors. As of March 31, 2008, the value of these securities was $1,532,751 or 1.1% of total net assets.

(b)  Non-income producing.

(c)  American Depository Receipt.

(d)  Foreign security denominated in U.S. dollars.

(e)  Step Bonds – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2008.

(f)  Securities are fair valued. As of March 31, 2008, the fair value of these investments was $397,500 or 0.3% of total net assets.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)  March 31, 2008

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund's Board of Directors (the Board). Investments in equity securities listed on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of March 31, 2008, the Fund held two fair valued securities with a total value of $397,500, or 0.3% of total net assets.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — Quoted prices in the active markets for identical securities.

  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

While a uniform presentation is the objective of this disclosure, industry implementation is in its initial stages and it is likely that there will be a range of practices used. Over the course of the next period there may be changes to the overall presentation and classification of securities as the industry standard becomes more uniform. Care should be utilized in interpreting this information and/or using it for comparisons with other mutual funds. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008.

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$93,114,576
Level 2 — Other Significant Observable Inputs	$42,649,948
Level 3 — Significant Unobservable Inputs	—
Total	$135,764,524

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At March 31, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $31,482,387 of which $34,825,310 represented appreciated investment securities and $3,342,923 represented depreciated investment securities.

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Item 2.          Controls and Procedures.

a)        The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.          Exhibits

(a)    Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)

*	/s/William B. Frels
William B. Frels, President

Date	05/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/William B.Frels
William B. Frels, President
(principal executive officer)

Date	05/30/08

By (Signature and Title)

*	/s/Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	05/30/08

*  Print the name and title of each signing officer under his or her signature.